Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000159123
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	Investor Class
Trading Symbol	PRIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Discovery Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - Investor Class	$61	1.13%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%
AssetsNet	$ 6,130,839,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	25.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,130,839
Number of Portfolio Holdings	70

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	29.2%
Financials	22.5
Consumer Discretionary	10.8
Materials	9.9
Industrials & Business Services	9.0
Energy	6.0
Communication Services	4.7
Real Estate	1.8
Health Care	1.6
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	8.4%
Samsung Electronics	8.1
SK hynix	4.9
MediaTek	3.2
Alibaba Group Holding	2.5
ICICI Bank	2.1
ASE Technology Holding	2.1
Saudi National Bank	2.0
Reliance Industries	2.0
China Construction Bank	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159124
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	Advisor Class
Trading Symbol	PAIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Discovery Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - Advisor Class	$84	1.55%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.55%
AssetsNet	$ 6,130,839,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	25.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,130,839
Number of Portfolio Holdings	70

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	29.2%
Financials	22.5
Consumer Discretionary	10.8
Materials	9.9
Industrials & Business Services	9.0
Energy	6.0
Communication Services	4.7
Real Estate	1.8
Health Care	1.6
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	8.4%
Samsung Electronics	8.1
SK hynix	4.9
MediaTek	3.2
Alibaba Group Holding	2.5
ICICI Bank	2.1
ASE Technology Holding	2.1
Saudi National Bank	2.0
Reliance Industries	2.0
China Construction Bank	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184325
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	I Class
Trading Symbol	REVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Discovery Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - I Class	$53	0.98%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
AssetsNet	$ 6,130,839,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	25.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,130,839
Number of Portfolio Holdings	70

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	29.2%
Financials	22.5
Consumer Discretionary	10.8
Materials	9.9
Industrials & Business Services	9.0
Energy	6.0
Communication Services	4.7
Real Estate	1.8
Health Care	1.6
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	8.4%
Samsung Electronics	8.1
SK hynix	4.9
MediaTek	3.2
Alibaba Group Holding	2.5
ICICI Bank	2.1
ASE Technology Holding	2.1
Saudi National Bank	2.0
Reliance Industries	2.0
China Construction Bank	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219341
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	Z Class
Trading Symbol	TRFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Discovery Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 6,130,839,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	25.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,130,839
Number of Portfolio Holdings	70

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	29.2%
Financials	22.5
Consumer Discretionary	10.8
Materials	9.9
Industrials & Business Services	9.0
Energy	6.0
Communication Services	4.7
Real Estate	1.8
Health Care	1.6
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	8.4%
Samsung Electronics	8.1
SK hynix	4.9
MediaTek	3.2
Alibaba Group Holding	2.5
ICICI Bank	2.1
ASE Technology Holding	2.1
Saudi National Bank	2.0
Reliance Industries	2.0
China Construction Bank	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless